[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

June 30, 2008

VIA EDGAR

Mr. H. Christopher Owings

Assistant Director

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Mail Stop 3561

Washington, D.C. 20549

Re:	MidAmerican Energy Holdings Company Amendment No. 1 to Registration Statement on Form S-4 (File No. 333-151427)

Dear Mr. Owings:

On behalf of MidAmerican Energy Holdings Company (the “Registrant”), we transmit herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) Amendment No. 1 to the Registrant’s Registration Statement on Form S-4 (File No. 333-151427) relating to its offer to exchange up to $650,000,000 in aggregate principal amount of 5.75% Senior Notes due 2018 of the Registrant for all outstanding 5.75% Senior Notes due 2018 of the Registrant.

Should members of the Commission’s staff have any questions or comments concerning the enclosed materials, please contact the undersigned or Peter J. Hanlon at (212) 728-8000.

Very truly yours,
/s/ Keith W. Grannis
Keith W. Grannis

Enclosure